SHAREHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial loss on defined benefit pension obligation, net of tax	$ (3)	$ 5
Accumulated other comprehensive loss, net of tax	1,019	650
Tax	(2)	7
Income tax relating to actuarial loss on defined benefit pension obligation	0	0
Accumulated other comprehensive loss
Disclosure of analysis of other comprehensive income by item [line items]
Foreign currency translation loss on investment in foreign operations, net of tax of $(3) (December 31, 2015 – $(10))	(138)	(167)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2015 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax	(30)	(27)
Accumulated other comprehensive loss, net of tax	(176)	(202)	$ (170)
Tax	(5)	(3)
Income tax relating to hedges of net investments in foreign operations	3	3
Income tax relating to actuarial loss on defined benefit pension obligation	$ 9	$ 9